Transactions With Related Parties (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2007	Dec. 31, 2012		Dec. 31, 2010
Related Party Transaction [Line Items]
Cash distributions to Quicksilver			[1]	$ 80,276,000
Subordinated note payable to Quicksilver	$ 50,000,000	$ 50,000,000
Maximum [Member]
Related Party Transaction [Line Items]
Related party, percentage of revenue		50.00%

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.